First Trust International Developed Capital Strength Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	68 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.85%	9.46%	13.88%
I
Prospectus [Line Items]
Average Annual Return, Percent		19.53%	6.45%	11.57%
Performance Inception Date	May 01, 2020